Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment, net		$ 6,539,581	$ 5,817,609
Intangible assets, net		943,838	1,012,524
Investments in non-consolidated companies		513,648	495,241
Other investments		3,253	7,195
Derivative financial instruments		0	818
Deferred tax assets		163,538	134,224
Receivables, net		592,565	649,447
Trade receivables, net		897	4,766
Non-current assets		8,757,320	8,121,824
Current assets
Receivables, net		334,713	309,750
Derivative financial instruments		1,196	770
Inventories, net		2,158,298	2,689,829
Trade receivables, net		949,672	1,128,470
Other investments		212,271	44,529
Cash and cash equivalents	[1]	519,965	250,541
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		4,176,115	4,423,889
Non-current assets classified as held for sale		2,098	2,149
Current assets		4,178,213	4,426,038
Total Assets		12,935,533	12,547,862
EQUITY
Capital and reserves attributable to the owners of the parent		6,611,665	6,393,255
Non-controlling interest		1,103,208	1,091,321
Total Equity		7,714,873	7,484,576
Non-current liabilities
Provisions		613,352	643,950
Deferred tax liabilities		403,278	474,431
Other liabilities		507,603	414,541
Trade payables		1,174	935
Derivative financial instruments		17	0
Lease liabilities		298,219	65,798
Borrowings		1,628,892	1,637,101
Non-current liabilities		3,452,535	3,236,756
Current liabilities
Current income tax liabilities		47,053	150,276
Other liabilities		240,934	351,216
Trade payables		876,803	904,171
Derivative financial instruments		3,007	12,981
Lease liabilities		40,546	8,030
Borrowings		559,782	399,856
Current liabilities		1,768,125	1,826,530
Total Liabilities		5,220,660	5,063,286
Total Equity and Liabilities		$ 12,935,533	$ 12,547,862

[1]	It includes restricted cash of $69, $2,216 and $50 as of December 31, 2019, 2018 and 2017, respectively. In addition, the Company had other investments with a maturity of more than three months for $212,271, $44,529 and $135,864 as of December 31, 2019, 2018 and 2017, respectively.